Risk management - Leverage ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management
Loans and borrowings (Note 19)	$ 105,815,527	$ 115,134,839
Cash and cash equivalents (Note 6)	(12,336,115)	(15,401,058)	$ (14,549,906)	$ (5,082,308)
Other financial assets (Note 9)	(2,232,775)	(2,725,871)
Net financial debt	91,246,637	97,007,910
Equity (Note 23)	$ 100,252,480	$ 113,903,089	$ 90,583,772	$ 53,499,363
Leverage (1)	47.65%	45.99%